LONG-TERM DEBT (Tables)	12 Months Ended
Jun. 30, 2014
Debt Disclosure [Abstract]
Schedule of Future Loan Payments
2014	$10,841
2015	12,119
2016	13,302
2017	14,421
2018	15,633
Thereafter	677,283
Total	$743,599